Effects of One Percentage Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Effect on 2012 service and interest cost, Increase	$ 232
Effect on 2012 service and interest cost, Decrease	(187)
Effect on postretirement benefit obligation as of December 31, 2012,Increase	3,251
Effect on postretirement benefit obligation as of December 31, 2012,Decrease	$ (2,669)